The JPM Advisor Funds
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


February 7, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The JPM Advisor Funds (File no. 33-84798) (the "Registrant");
Prospectuses dated January 31, 1996 for The JPM Advisor U.S. Fixed Income Fund, The JPM Advisor International Fixed Income Fund, The JPM Advisor U.S. Equity Fund, The JPM Advisor U.S. Small Cap Equity Fund, The JPM Advisor International Equity Fund and The JPM Advisor Emerging Markets Equity Fund (the "Funds"), each a series of shares of the Registrant.
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 2 to the Registrant's registration statement on Form N-1A (File no. 33-84798) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on February 1, 1996.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


THE JPM ADVISOR FUNDS

By:  /s/ Andres E. Saldana
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     Andres E. Saldana
     Assistant Secretary